Exhibit 99.1 - Schedule 4

Customer Loand ID	Servicer Loan ID	Field Name	Tape Value	Auditied Value	AMC Comment
		FPDATE	01/01/1997	01/04/1997	Taken from Note
					Taken from Note
		LTV	52.54	48.732%	Based on Appraisal
		CLTV	52.54	48.732%	Based on Appraisal
					Appraisal in file
		ORIGDATE	10/09/2018	10/XX/2018	Taken from Note
		LTV	83.28	82.334%	Based on Appraisal
		CLTV	83.28	82.334%	Based on Appraisal
					Appraisal in file
		LTV	111.47	102.989%	Based on Appraisal
		CLTV	111.47	102.989%	Based on Appraisal
					Appraisal in file
		LTV	34.18	39.183%	Based on Appraisal
		CLTV	34.18	39.183%	Based on Appraisal
					Appraisal in file
		ORIGDATE	1/XX/2019	1/XX/2019	Taken from Note
		LTV	123.77	113.819%	Based on Appraisal
		CLTV	123.77	113.819%	Based on Appraisal
					Appraisal in file
		LTV	107.09	109.074%	Based on Appraisal
		CLTV	107.09	109.074%	Based on Appraisal
					Appraisal in file
		LTV	65.73	68.000%	Based on Appraisal
		CLTV	65.73	68.000%	Based on Appraisal
					Appraisal in file
		LTV	106.48	120.215%	Based on Appraisal
		CLTV	106.48	120.215%	Based on Appraisal
					Appraisal in file
		LTV	75.51	71.276%	Based on Appraisal
		CLTV	75.51	71.276%	Based on Appraisal
					Appraisal in file
		ORIGPANDI	1,218.30	$1,218.31	Taken from Note
		FPDATE	01/01/2003	12/XX/2002	Taken from Note
		FPDATE	11/01/2004	11/03/2004	Taken from Note
		FPDATE	03/01/2000	2/XX/2000	Taken from Note
		ORIGDATE	4/XX/2005	3/XX/2005	Taken from Note